THE LAZARD FUNDS, INC.

Lazard Developing Markets Equity Portfolio
Lazard International Small Cap Equity Portfolio
Lazard US Small-Mid Cap Equity Portfolio

Supplement to Current Prospectus

Lazard Developing Markets Equity Portfolio

The following replaces the table in "Fees and Expenses" in the "Summary Section—Lazard Developing Markets Equity Portfolio—Fees and Expenses" in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.23%	.31%	.23%	[1]
Total Annual Portfolio Operating Expenses	1.23%	1.56%	1.23%
Fee Waiver and/or Expense Reimbursement[2]	.13%	.21%	.18%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.35%	1.05%
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2024, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in "Example" in the "Summary Section— Lazard Developing Markets Equity Portfolio—Example" in the Prospectus:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 112	$ 377	$ 663	$ 1,477
Open Shares	$ 137	$ 472	$ 830	$ 1,839
R6 Shares	$ 107	$ 373	$ 658	$ 1,473

The following replaces any contrary information in the second table in "Fund Management—Investment Manager" in the Prospectus:

Name of Portfolio	Institutional Shares	Open Shares	R6 Shares
Developing Markets Equity Portfolio	1.10%	1.35%	1.05%

Lazard International Small Cap Equity Portfolio

The following replaces the table in "Fees and Expenses" in the "Summary Section—Lazard International Small Cap Equity Portfolio—Fees and Expenses" in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.97%	.97%	.97%	[1]
Total Annual Portfolio Operating Expenses	1.72%	1.97%	1.72%
Fee Waiver and/or Expense Reimbursement[2]	.69%	.69%	.74%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%	1.28%	.98%
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2024, to the extent Total Annual Portfolio Operating Expenses exceed 1.03%, 1.28% and .98% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in "Example" in the "Summary Section— Lazard International Small Cap Equity Portfolio—Example" in the Prospectus:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 105	$ 475	$ 869	$ 1,973
Open Shares	$ 130	$ 552	$ 999	$ 2,240
R6 Shares	$ 100	$ 470	$ 864	$ 1,969

The following replaces any contrary information in the second table in "Fund Management—Investment Manager" in the Prospectus:

Name of Portfolio	Institutional Shares	Open Shares	R6 Shares
International Small Cap Equity Portfolio	1.03%	1.28%	.98%

Lazard US Small-Mid Cap Equity Portfolio

The following replaces the table in "Fees and Expenses" in the "Summary Section—Lazard US Small-Mid Cap Equity Portfolio—Fees and Expenses" in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.30%	.36%	.76%
Total Annual Portfolio Operating Expenses	1.05%	1.36%	1.51%
Fee Waiver and/or Expense Reimbursement[1]	.05%	.11%	.56%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.25%	.95%
[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2024, to the extent Total Annual Portfolio Operating Expenses exceed 1.00%, 1.25% and .95% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in "Example" in the "Summary Section— Lazard US Small-Mid Cap Equity Portfolio—Example" in the Prospectus:

	1 year	3 years	5 years	10 years
Institutional Shares	$ 102	$ 329	$ 575	$ 1,278
Open Shares	$ 127	$ 420	$ 734	$ 1,626
R6 Shares	$ 97	$ 422	$ 771	$ 1,754

The following replaces any contrary information in the second table in "Fund Management—Investment Manager" in the Prospectus:

Name of Portfolio	Institutional Shares	Open Shares	R6 Shares
US Small-Mid Cap Equity Portfolio	1.00%	1.25%	.95%

Dated: June 30, 2023

3